Condensed consolidated interim statements of changes in equity $ in Millions	USD ($) shares	Restricted share units USD ($) shares	Employee Stock Option USD ($) shares	Public Shares USD ($)	Issued capital USD ($) shares	Issued capital Restricted share units USD ($) shares	Contributed surplus USD ($)	Contributed surplus Restricted share units USD ($)	Contributed surplus Employee Stock Option USD ($)	Accumulated deficit USD ($)	Accumulated other comprehensive loss USD ($)	Equity attributable to the Shareholders of Li-Cycle Holdings Corp. USD ($)	Equity attributable to the Shareholders of Li-Cycle Holdings Corp. Restricted share units USD ($)	Equity attributable to the Shareholders of Li-Cycle Holdings Corp. Employee Stock Option USD ($)	Non-controlling interest USD ($)
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2021 | shares					163,200,000
Shareholders' equity, beginning balance at Dec. 31, 2021	$ 457.0				$ 672.1		$ 4.2			$ (219.0)	$ (0.3)	$ 457.0			$ 0.0
Changes in equity [abstract]
Stock option expense			$ 4.6						$ 4.6					$ 4.6
RSUs expense		$ 6.9						$ 6.9					$ 6.9
Exercise of warrants (in shares) | shares					5,700,000
Exercise of warrants	46.0				$ 46.0							46.0
Share issuance	$ 49.7											49.7
Share issuance (in shares) | shares	5,300,000
Exercise of stock options (in shares) | shares	1,186,547		1,186,547		1,100,000
Exercise of stock options	$ 0.0				$ 0.2		(0.2)					0.0
Change in non-controlling interest In subsidiary	0.3														0.3
Settlement of RSUs (in shares) | shares		40,404
Settlement of RSUs						$ (0.5)		0.5
Comprehensive loss	(38.2)									(38.2)		(38.2)
Shareholders' equity, ending balance (in shares) at Jun. 30, 2022 | shares					175,300,000
Shareholders' equity, ending balance at Jun. 30, 2022	526.3				$ 768.5		15.0			(257.2)	(0.3)	526.0			0.3
Changes in equity [abstract]
Proceeds from private share issuance, net of share issuance costs				$ 49.7
Proceeds from convertible debt	198.7
Capital contribution from the holders of non-controlling interest	0.3
Purchase of Noncontrolling Interest	0.0
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2021 | shares					163,200,000
Shareholders' equity, beginning balance at Dec. 31, 2021	457.0				$ 672.1		4.2			(219.0)	(0.3)	457.0			0.0
Shareholders' equity, ending balance (in shares) at Dec. 31, 2022 | shares					176,100,000
Shareholders' equity, ending balance at Dec. 31, 2022	$ 498.0				$ 772.4		18.7			(293.0)	(0.3)	497.8			0.2
Changes in equity [abstract]
Stock option expense			$ 1.8						$ 1.8					$ 1.8
RSUs expense		$ 5.5						5.5					$ 5.5
Exercise of stock options (in shares) | shares	1,475,618		1,475,618		1,200,000
Exercise of stock options					$ 0.6		(0.6)
Change in non-controlling interest In subsidiary	$ (0.6)				$ (0.4)							(0.4)			(0.2)
Settlement of RSUs (in shares) | shares		544,000				500,000
Settlement of RSUs						$ (4.2)		$ 4.2
Comprehensive loss	(74.5)									(74.5)		(74.5)
Shareholders' equity, ending balance (in shares) at Jun. 30, 2023 | shares					177,800,000
Shareholders' equity, ending balance at Jun. 30, 2023	430.2				$ 776.8		$ 21.2			$ (367.5)	$ (0.3)	$ 430.2			$ 0.0
Changes in equity [abstract]
Proceeds from private share issuance, net of share issuance costs				$ 0.0
Proceeds from convertible debt	0.0
Capital contribution from the holders of non-controlling interest	0.0
Purchase of Noncontrolling Interest	$ (0.4)